Trade accounts receivable	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

As of December 31, 2016, 2017 and 2018, trade accounts receivable are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Trade accounts receivable	Ps.	638,166	Ps.	1,028,898	Ps.	1,444,037
Allowance for doubtful accounts		(30,622)		(31,528)		(48,675)
	Ps.	607,544	Ps.	997,370	Ps.	1,395,362

Accounts receivable include balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps. 414,655, Ps. 644,142 and Ps. 995,929 as of December 31, 2016, 2017 and 2018, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2016		2017		2018
Beginning balance	Ps.	(136,415)	Ps.	(30,622)	Ps.	(31,528)
Bad debt expense		(14,327)		(12,006)		(25,289)
Write-offs		105,236		—		—
Reversal of bad debts		14,884		11,100		8,142
Increased for MBJA´s consolidation		—		—		—
Ending balance	Ps.	(30,622)	Ps.	(31,528)	Ps.	(48,675)

The allowance for expected credit loss is comprised of customer balances that are in litigation or bankruptcy process and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2016, 2017 and 2018 these balances amounted to Ps. 9,876, Ps. 12,412 and Ps. 17,145, respectively. The allowance also includes customer balances in arrears in their payments and that are in a process of regularization; therefore, they have not been sued. At December 31, 2016, 2017 and 2018 the amount of these balances amounted to Ps. 20,746, Ps. 19,116 and Ps. 31,530, respectively. During 2016, 2017 and 2018, the Company recognized reversals of bad debt of the balances that were in a legal process with an unfavorable outcome for the Company. The amount of these bad debt expense totaled Ps. 14,884, Ps. 11,100 and Ps. 8,142, respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2016, 2017 and 2018. There are other cancellations of write-off for customers that were in arrears in their payments, but were paid in 2016 for Ps. 105,236. In 2017 and 2018 cancellations were not made for allowance.

The allowance for expected credit loss of trade accounts receivable and asset by contracts are based on assumptions about the probability and severity of expected loss. The Company uses judgement to make these assumption, selecting key and input data for the calculation of said affirmation prospective at the end of each reporting period.

Following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2016		December 31, 2017		December 31, 2018
Accounts receivables past due from 1 to 30 days	Ps.	28,477	Ps.	45,895	Ps.	70,073
Accounts receivables past due 31 to 60 days		7,225		11,588		25,934
Accounts receivables past due 61 to 90 days		6,300		5,966		14,482
Accounts receivables past due more than 90 days		510		207		93
	Ps.	42,512	Ps.	63,656	Ps.	110,582

Following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that corresponds to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2016		December 31, 2017		December 31, 2018
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	13.3%	2.9%	25.5%	3.5%	22.5%	3.6%
Aeroenlances Nacionales, S.A. de C.V.	2.6%	1.1%	6.7%	1.4%	11.4%	1.1%
ABC Aerolíneas, S.A. de C.V.	4.6%	1.0%	12.0%	1.3%	11.3%	1.3%
Aerovías de México, S.A. de C.V.	2.7%	0.8%	6.0%	0.9%	6.3%	0.6%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2016, 2017 and 2018. These guarantees could be applied to any unpaid balance in case of a breach from clients and under certain circumstances.